Other (Income) /Expense, Net - Schedule of Other (Income)/Expense, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023
Other (income) /expense, net - other than related parties
Interest income	$ (10,946)	$ (13,412)	$ (25,554)	$ (33,799)	$ (36,687)		$ (13,097)
Change in fair value of SSCPN		(20,110,058)		(3,448,846)	(6,990,870)		944,727
Change in fair value of derivative financial instruments	(5,471,519)	(6,571,082)	(5,471,519)		(3,465,293)		(14,373,856)
Gain on modification of finance leases	(766)		(766)
Change in fair value of convertible promissory note		(7,986,326)		(6,990,870)
Change in fair value of Atalaya Note			(725,362)		1,632,996
Loss on litigation settlement	4,338,865		4,338,865
Loss/(Gain) on sale of property, plant & equipment	115	1,713	(1,079)	85,806
Loss/(Gain) on sale of assets held for sale	(5,011)	9,940	(7,861)	11,325	207,706		(1,644,650)
Loss on extinguishment of redeemable promissory note	1,765,615		1,765,615
Impairment on assets held for sale	251,590	165,216	251,590	165,216	167,413		93,144
Loss on foreign currency remeasurements	21,290	5,188	23,071	18,886	19,611		313,584
Loss on assets written off	68,768	(364)	162,508	39,650
Provision written back	(114,679)	384	(137,235)	(113,443)	(113,324)
Payable to customers written back	(62,899)	(762)	(76,052)	(58,265)
Other, net	(22,597)	(3,451)	(125,518)	(53,395)	(1,129,164)	[1]	(459,804)	[1]
Total	757,826	(34,503,014)	(29,297)	(10,377,735)	(11,316,471)		(2,043,556)
Other (income) - from related parties
Interest income		(5,548)		(11,224)	(11,224)		(15,804)
Total		$ (5,548)		$ (11,224)	$ (11,224)		$ (15,804)

[1]	includes amount of $951,241 from ASJC Global LLC – Series 24 (“ASJC”) and Cohen Sponsor LLC – A24 RS for the waiver of lock-up restrictions on shares held by Them for the year ended March 31, 2024.